Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 08, 2014
Registrant Name	dei_EntityRegistrantName	BLACKROCK ALLOCATION TARGET SHARES
Central Index Key	dei_EntityCentralIndexKey	0001221845
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 08, 2014
Document Effective Date	dei_DocumentEffectiveDate	Aug. 08, 2014
Prospectus Date	rr_ProspectusDate	Aug. 04, 2014